PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Producing		Machinery		Other right
	mineral		and	Other	of use	Construction
	property	Buildings	equipment	assets	assets	in progress	Total
Cost
At January 1, 2022	$—	$66	$5,238	$1,261	$2,119	$—	$8,684
Additions	6,616	1,788	3,272	666	2,300	—	14,642
Transfer from construction	127,002	58,869	36,684	608	—	—	223,163
Reclassification of capitalized interest	(19,020)	11,585	7,341	94	—	—	—
Change in site closure provision (note 15)	1,155	(300)	(190)	—	—	—	665
Derecognition of leased assets	—	—	—	—	(215)	—	(215)
Due to changes in exchange rates	—	—	—	(9)	(44)	—	(53)
At December 31, 2022	115,753	72,008	52,345	2,620	4,160	—	246,886
Additions	12,705	141	2,305	823	484	4,881	21,339
Change in site closure provision (note 15)	(559)	(927)	(593)	—	—	—	(2,079)
Disposals	—	—	(5)	—	—	—	(5)
Derecognition of leased assets	—	—	—	—	(117)	—	(117)
Due to changes in exchange rates	—	—	—	7	22	—	29
At December 31, 2023	$127,899	$71,222	$54,052	$3,450	$4,549	$4,881	$266,053

Accumulated depreciation
At January 1, 2022	—	6	350	288	405	—	1,049
Depletion and depreciation	9,641	6,280	4,541	421	764	—	21,647
Derecognition of leased assets	—	—	—	—	(215)	—	(215)
Due to changes in exchange rates	—	—	—	(4)	(7)	—	(11)
At December 31, 2022	$9,641	$6,286	$4,891	$705	$947	$—	$22,470
Disposals	—	—	(5)	—	—	—	(5)
Depletion and depreciation	13,844	9,610	6,789	563	1,115	—	31,921
Derecognition of leased assets	—	—	—	—	(52)	—	(52)
At December 31, 2023	$23,485	$15,896	$11,675	$1,268	$2,010	$—	$54,334

Net book value
At December 31, 2022	$106,112	$65,722	$47,454	$1,915	$3,213	$—	$224,416
At December 31, 2023	$104,414	$55,326	$42,377	$2,182	$2,539	$4,881	$211,719